Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Vista Oil & Gas, S.A.B. de C.V.
Entity Central Index Key	0001762506
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Entity Shell Company	false
Entity Address, Country	MX
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	87,303,462
Series A Shares [Member]
Document Information [Line Items]
Trading Symbol	VIST
Title of 12(b) Security	Series A Shares
Security Exchange Name	NYSE
ADS [Member]
Document Information [Line Items]
Trading Symbol	VIST
Title of 12(b) Security	American Depositary Shares, each representing 1 Series A share, with no par value
Security Exchange Name	NYSE